Financial Instruments (Schedule of Valuation Techniques Used in Measuring Level 2 Fair Values) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Marketable securities held for trade [Member]
Disclosure of financial assets [line items]
Valuation technique	DLOM valuation method	DLOM valuation method
Significant unobservable data	Not applicable	Not applicable
Inter-relationship between significant unobservable inputs and fair value measurement	Not applicable	Not applicable
Interest rate swap [Member]
Disclosure of financial assets [line items]
Valuation technique	The Group applies standard valuation techniques such as: discounted cash flows for fixed and variables coupons (estimated with forward curves) using as discounted rates the projected LIBOR zero coupon curve. The observable inputs are obtained through market information suppliers.	The Group applies standard valuation techniques such as: discounted cash flows for fixed and variables coupons (estimated with forward curves) using as discounted rates the projected LIBOR zero coupon curve. The observable inputs are obtained through market information suppliers.
Significant unobservable data	Not applicable	Not applicable
Inter-relationship between significant unobservable inputs and fair value measurement	Not applicable	Not applicable
Put Options [Member]
Disclosure of financial assets [line items]
Valuation technique	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
Significant unobservable data	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase(decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)	The estimated fair value would increase(decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)
Foreign Exchange Forwards [Member]
Disclosure of financial assets [line items]
Valuation technique	The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.	The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.
Significant unobservable data	Not applicable	Not applicable
Inter-relationship between significant unobservable inputs and fair value measurement	Not applicable	Not applicable
Credit from banks, others and debentures [Member]
Disclosure of financial assets [line items]
Valuation technique	Discounted cash flows with market interest rate	Discounted cash flows with market interest rate
Significant unobservable data	Not applicable	Not applicable
Inter-relationship between significant unobservable inputs and fair value measurement	Not applicable	Not applicable